Equity-Based Compensation - 2011 Equity Incentive Plan Options Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	11 Months Ended
	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested amount settled for purchase consideration			$ 523
Fair value of the consideration attributable to the accelerated equity-based awards			102
Tax benefit related to accelerated equity based awards			$ 21
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of shares outstanding as of December 31, 2019	133,661
Forfeited			(2,900)
Settled or cancelled			(130,761)
Weighted average exercise price, Beginning balance	$ 0.99
Settled or cancelled		$ 0.99
2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Weighted average exercise price, Beginning balance	$ 1.47
Forfeited			$ 1.80
Settled or cancelled			$ 1.46